RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions [Table Text Block]
	December 31, 2022	December 31, 2021	December 31, 2020

Consulting fees paid or accrued to officers or their companies	$909,314	$1,124,304	$894,616
Directors' fees	2,308	2,398	2,238

Stock option grants to officers and directors	120,563		123,837
Stock option grant price range	CAD$0.81		CAD$0.60 to CAD$1.23